UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    MARCH 31, 2007
                                                  --------------

Check here if Amendment [  ];  Amendment Number: ______
     This Amendment (Check only one.):   [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Artemis Advisors, LLC
Address:      450 Park Avenue

              New York, New York

Form 13F File Number: 28-11067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Lloyd Appel
Title:        Chief Financial Officer
Phone:        917-322-7006

   Signature                           Place                    Date of Signing
/S/ LLOYD APPEL                     NEW YORK, NY                 APRIL 6, 2007
---------------                     ------------                 -------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                        -------------

Form 13F Information Table Entry Total:     5
                                        -------------

Form 13F Information Table Value Total:     100,795
                                          (Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None




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

   COLUMN 1                COLUMN 2        COLUMN 3   COLUMN 4      COLUMN 5           COLUMN 6      COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------

                                                       *(1000)   SHRS OR  SH/   PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS      CUSIP       VALUE    PRN AMT  PRN   CALL   DESCRETION   MANAGERS    SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

STANDARD & POORS
  DEPOSITARY RECEIPTS   COM                78462f103    99,849   703,161  SH             SOLE                  703,161   0      -
VODAFONE GROUP PLC      SPONSORED ADR      92857w209       452    16,843  SH             SOLE                   16,843   0      -
CINCINNATI BELL         COM                171871106        40     8,600  SH             SOLE                    8,600   0      -
MOTOROLA INC            COM                620076109       398    22,500  SH             SOLE                   22,500   0      -
NORTEL NETWORKS CORP    COM                656568508        55     2,303  SH             SOLE                    2,303   0      -
                                                       100,795


